SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Annual Rate of Depreciation on Property and Equipment
%
Computers and peripheral equipment	33 – 50
Office furniture and equipment	10 – 20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Schedule of components of operating expenses
	Year ended December 31,
	2023	2022	2021

Cost of revenues	$1.2	$1.7	$(0.1)
Research and development	13.9	13.3	(0.6)
Selling and marketing	0.5	6.6	(0.3)
General and administrative	3.0	2.8	(0.1)

	$18.6	$24.4	$(1.1)

Schedule of Weighted Average Assumptions Used to Estimate Fair Value of Employee Stock Purchase Plans
	Year ended December 31,
	2023	2022	2021

Employee Stock Options
Expected volatility	25.71%	25.56%	25.28%
Risk-free interest rate	4.24%	3.16%	0.65%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	5.45	4.75	4.22

Employee Stock Purchase Plan
Expected volatility	19.66%	22.16%	22.44%
Risk-free interest rate	5.35%	2.56%	0.24%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5